Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	1.69
Maximum Aggregate Offering Price	$ 25,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,500.84
Offering Note	a. Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's Common Stock quoted on The Nasdaq Global Market on September 24, 2026. b. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be offered for resale by the selling stockholder as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered for resale.